Business Combinations and Disposal Group Held for Sale - Additional Information (Details) € in Millions, ¥ in Millions, $ in Millions						12 Months Ended
	Mar. 13, 2020 USD ($)	Nov. 16, 2018 USD ($)	Oct. 11, 2018 USD ($)	May 22, 2018 USD ($)	Sep. 08, 2017 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 SGD ($)	May 23, 2019 USD ($)	May 23, 2019 EUR (€)	Apr. 01, 2019 USD ($)	Apr. 01, 2019 JPY (¥)	Mar. 31, 2019 EUR (€)	Mar. 31, 2019 SGD ($)	Nov. 16, 2018 SGD ($)	Oct. 11, 2018 EUR (€)
Disclosure Of Business Combinations [Line Items]
Contingent consideration on acquisition						$ 45,000,000	$ 27,000,000
Contingent consideration undiscounted value						$ 48,000,000	34,000,000
Description of non-current asset or disposal group held for sale which were sold or reclassified						Non-current assets and disposal groups are classified as held for sale if their carrying amount is intended to be recovered principally through sale rather than through continuing use. The condition for classification of held for sale is met when the non-current asset or the disposal group is available for immediate sale and the same is highly probable of being completed within one year from the date of classification as held for sale
Reduction in fair value of disposal group held for sale							39,000,000	$ 18,000,000
Disposal group held for sale							(65,000,000)
Panaya Inc.
Disclosure Of Business Combinations [Line Items]
Reduction in fair value of disposal group held for sale							39,000,000	18,000,000
Skava
Disclosure Of Business Combinations [Line Items]
Disposal group held for sale							65,000,000
Skava | Goodwill
Disclosure Of Business Combinations [Line Items]
Disposal group held for sale							52,000,000
Skava | Customer related
Disclosure Of Business Combinations [Line Items]
Disposal group held for sale							13,000,000
Brilliant Basics Holdings Limited
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests					100.00%
Cash consideration					$ 4,000,000
Contingent consideration on acquisition					$ 3,000,000
Term for additional consideration payable based on retention bonus payable to the employees					2 years
Description of condition explained for the payment of contingent consideration					The payment of contingent consideration to sellers of Brilliant Basics is dependent upon the achievement of certain financial targets by Brilliant Basics over a period of 3 years ending on March, 2020
Payment of contingent consideration term					3 years
Key input used in determining fair value of contingent consideration discount rate					10.00%
Contingent consideration undiscounted value						$ 1,000,000	2,000,000
Total consideration					$ 7,000,000
Brilliant Basics Holdings Limited | Top of Range
Disclosure Of Business Combinations [Line Items]
Contingent consideration on acquisition					3,000,000
Additional consideration					2,000,000
Trade receivables acquired					$ 1,000,000
Transaction cost related to the acquisition								$ 1,000,000
WongDoody Holding Company Inc.
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests				100.00%
Cash consideration				$ 38,000,000
Contingent consideration on acquisition				$ 13,000,000
Term for additional consideration payable based on retention bonus payable to the employees				3 years
Description of condition explained for the payment of contingent consideration				The payment of contingent consideration to sellers of WongDoody is dependent upon the achievement of certain financial targets by WongDoody.
Key input used in determining fair value of contingent consideration discount rate				16.00%
Contingent consideration undiscounted value						19,000,000	17,000,000
Trade receivables acquired				$ 2,000,000
Total consideration				51,000,000
WongDoody Holding Company Inc. | Top of Range
Disclosure Of Business Combinations [Line Items]
Contingent consideration on acquisition				28,000,000
Additional consideration				9,000,000
Transaction cost related to the acquisition							1,000,000
Total consideration				$ 75,000,000
Fluido Oy
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests			100.00%															100.00%
Cash consideration			$ 52,000,000															€ 45
Contingent consideration on acquisition			$ 8,000,000
Term for additional consideration payable based on retention bonus payable to the employees			3 years
Description of condition explained for the payment of contingent consideration			The payment of contingent consideration to sellers of Fluido is dependent upon the achievement of certain financial targets by Fluido.
Key input used in determining fair value of contingent consideration discount rate			16.00%															16.00%
Contingent consideration undiscounted value						10,000,000	9,000,000		€ 9						€ 8
Trade receivables acquired			$ 4,000,000
Transaction cost related to the acquisition							1,000,000
Total consideration			60,000,000
Fluido Oy | Top of Range
Disclosure Of Business Combinations [Line Items]
Contingent consideration on acquisition			14,000,000															€ 12
Total consideration			75,000,000															65
Retention payables			$ 9,000,000															€ 8
Infosys Compaz Pte Limited
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests		60.00%															60.00%
Cash consideration		$ 8,000,000															$ 10
Contingent consideration on acquisition		$ 3,000,000
Description of condition explained for the payment of contingent consideration		The payment of contingent consideration to sellers of Infosys Compaz Pte. Ltd is dependent upon the achievement of certain revenue targets by Infosys Compaz Pte. Ltd.
Key input used in determining fair value of contingent consideration discount rate		9.00%															9.00%
Contingent consideration undiscounted value						$ 5,000,000	5,000,000			$ 7						$ 7
Trade receivables acquired		$ 7,000,000
Total consideration		11,000,000
Infosys Compaz Pte Limited | Top of Range
Disclosure Of Business Combinations [Line Items]
Contingent consideration on acquisition		5,000,000															$ 7
Total consideration		$ 13,000,000															$ 17
Infosys Compaz Pte Limited | Top of Range
Disclosure Of Business Combinations [Line Items]
Transaction cost related to the acquisition							1,000,000
HIPUS Co. Ltd.
Disclosure Of Business Combinations [Line Items]
Trade receivables acquired													$ 202,000,000
Transaction cost related to the acquisition							$ 1,000,000
Total consideration													30,000,000
Trade payables acquired													218,000,000
HIPUS Co. Ltd. | Infosys Consulting Pte Limited
Disclosure Of Business Combinations [Line Items]
Total consideration													$ 30,000,000	¥ 3,290
Percentage of ownership and voting interests													81.00%	81.00%
Percentage of equity interest						81.00%
Stater N.V
Disclosure Of Business Combinations [Line Items]
Trade receivables acquired											$ 11,000,000
Transaction cost related to the acquisition						$ 1,000,000
Total consideration											$ 171,000,000
Stater N.V | Infosys Consulting Pte Limited
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests											75.00%	75.00%
Percentage of equity interest						75.00%
Stater N.V | Top of Range | Infosys Consulting Pte Limited
Disclosure Of Business Combinations [Line Items]
Total consideration											$ 171,000,000	€ 154
Outbox systems Inc. dba Simplus
Disclosure Of Business Combinations [Line Items]
Cash consideration	$ 180,000,000
Contingent consideration on acquisition	$ 11,000,000
Description of condition explained for the payment of contingent consideration	The payment of contingent consideration to sellers of Simplus is dependent upon the achievement of certain financial targets by Simplus.
Key input used in determining fair value of contingent consideration discount rate	10.50%
Contingent consideration undiscounted value						$ 13,000,000
Trade receivables acquired	$ 10,000,000
Transaction cost related to the acquisition						$ 1,000,000
Total consideration	$ 191,000,000
Outbox systems Inc. dba Simplus | Infosys Nova Holdings LLC
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests	100.00%
Cash consideration	$ 180,000,000
Term for additional performance bonus and retention payouts payable to the employees	3 years
Outbox systems Inc. dba Simplus | Top of Range | Infosys Nova Holdings LLC
Disclosure Of Business Combinations [Line Items]
Contingent consideration on acquisition	$ 20,000,000
Total consideration	250,000,000
Additional performance bonus and retention payouts payable to the employees	$ 50,000,000